Shareholder Loans and liabilities to banks - Shareholder Loans (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2023	Jun. 30, 2022
Fixed Interest Shareholder Loans
Leases
Gain on extinguishment of the loans	€ 7,601
Amount outstanding		€ 0	€ 0
Fixed Interest Shareholder Loan I
Leases
Interest expenses	€ 5,990